Related Parties - Schedule of Compensation for Key Management Personnel (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salaries and wages	R$ 16,275	R$ 17,377	R$ 16,702
Bonus	7,263	6,724	6,225
Share-based option plans	21,508	24,775	11,633
Total compensation	R$ 45,046	R$ 48,876	R$ 34,560